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                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires:February28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2007

 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [ ]

                             Brian C. Broderick
-----------------------------------------------------------------------------
                  Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
-------------------  --------------- --------------  --------------  ---------
Business Address        (Street)         (City)         (State)        (Zip)

                                (617) 227-7940
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

-------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2007.

                                      Brian C. Broderick
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----                    -------------

1. John M. Cornish           28-5362     6. Kurt F. Somerville      28-10379
2. Michael B. Elefante       28-06281    7.
3. Stephen W. Kidder (35)*   28-11134    8.
4. Lawrence T. Perera        28-06167    9.
5. Michael J. Puzo           28-06165    10.

* Refers to manager number on attached detail in Item 7.

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
AS OF JUNE 30, 2007                              FORM 13F                               SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                    ITEM 2:         ITEM 3:      ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------------- ---------   ----------- --------- ----------- --------   --------------------------
                                                                            INVESTMENT                 VOTING AUTHORITY
                                                                  SHARES OR DISCRETION             --------------------------
                                            CUSIP     FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER          TITLE OF CLASS     NUMBER        VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------------- ---------   ----------- --------- --- --- --- --------   -------- ---------- ------
A F L A C INC        COMMON STOCK         001055102     821115     15975            XX                      11625
                                                                                    XX     35                4350
AT&T INC             COMMON STOCK         00206R102     283653      6835            XX                       5535
                                                                                    XX     35                1300
ABBOTT LABS          COMMON STOCK         002824100    1246751     23282            XX                      14332
                                                                                    XX     35                8950
AMAZON NOTE CONV
  SUB DEB            CONV CORPORATE BONDS 023135AF3     112063    110000            XX                      40000
                                                                                    XX     35               70000

AMERICAN
  INTERNATIONAL
  GROUP INC          COMMON STOCK         026874107     459397      6560            XX                       3835
                                                                                    XX     35                2725

AMGEN INC            COMMON STOCK         031162100    1271670     23000            XX                      14835
                                                                                    XX     35                8165
ANADARKO PETROLEUM
  CORP               COMMON STOCK         032511107     262030      5040            XX                       3736
                                                                                    XX     35                1304

ANALOG DEVICES, INC. COMMON STOCK         032654105     425144     11295            XX                       9095
                                                                                    XX     35                2200
ANALOGIC CORP        COMMON STOCK         032657207     929166     12640            XX                       8720
                                                                                    XX     35                3920

ANHEUSER BUSCH CO
  INC                COMMON STOCK         035229103     430946      8262            XX                       8262

APTARGROUP INC       COMMON STOCK         038336103    1922196     54055            XX                      34795
                                                                                    XX     35               19260
AUTOMATIC DATA
  PROCESSING         COMMON STOCK         053015103     649256     13395            XX                       9495
                                                                                    XX     35                3900

AVERY DENNISON CORP  COMMON STOCK         053611109     707015     10635            XX                       8335
                                                                                    XX     35                2300

B P PLC ADR          COMMON STOCK         055622104    2181874     30245            XX                      19350
                                                                                    XX     35               10895

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
AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
BAXTER INT'L INC      COMMON STOCK  071813109    317645      5638           XX                        2000
                                                                            XX     35                 3638
BERKSHIRE HATHAWAY
  INC                 CLASS B       084670207    356895        99           XX                          84
                                                                            XX     35                   15

BRISTOL MYERS
  SQUIBB CO           COMMON STOCK  110122108    464595     14721           XX                       14721

C I G N A CORP        COMMON STOCK  125509109    342615      6561           XX     35                 6561

CANADIAN NATIONAL
  RAILWAY CO          COMMON STOCK  136375102   2432926     47770           XX                       30408
                                                                            XX     35                17362

CATERPILLAR INC       COMMON STOCK  149123101    236779      3024           XX                        3024

CHEVRON CORP          COMMON STOCK  166764100   1339416     15900           XX                        9350
                                                                            XX     35                 6550
CHUBB CORPORATION     COMMON STOCK  171232101    349203      6450           XX                        6450

CISCO SYS INC         COMMON STOCK  17275R102   1095424     39333           XX                       30753
                                                                            XX     35                 8580
CITIGROUP INC         COMMON STOCK  172967101   1004463     19584           XX                         166
                                                                            XX     35                19418
CITIZENS
  COMMUNICATIONS CO   COMMON STOCK  17453B101    191822     12562           XX                       12562

COCA COLA CO          COMMON STOCK  191216100    564948     10800           XX                        5850
                                                                            XX     35                 4950
CONOCOPHILLIPS        COMMON STOCK  20825C104    838459     10681           XX                        9960
                                                                            XX     35                  721
E I DU PONT DE
  NEMOURS & CO        COMMON STOCK  263534109    537480     10572           XX                        9372
                                                                            XX     35                 1200

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
AS OF JUNE 30, 2007                             FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                   ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------                -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                      INVESTMENT                 VOTING AUTHORITY
                                                            SHARES OR DISCRETION             --------------------------
                                        CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
E M C CORP              COMMON STOCK  268648102    971536     53676           XX                        39176
                                                                              XX     35                 14500
EMERSON ELECTRIC CO     COMMON STOCK  291011104   2010060     42950           XX                        28400
                                                                              XX     35                 14550
ENCANA CORP             COMMON STOCK  292505104   2923607     47577           XX                        35227
                                                                              XX     35                 12350
EXXON MOBIL CORP        COMMON STOCK  30231G102   7669065     91429           XX                        69033
                                                                              XX     35                 22396
GENERAL ELECTRIC CO     COMMON STOCK  369604103   3611948     94356           XX                        76406
                                                                              XX     35                 17950
GROUPE DANONE           SPONSORED                                             XX                        31750
                          ADR         399449107    890235     54750           XX     35                 23000

HARTFORD FINL SVCS
  GROUP INC             COMMON STOCK  416515104    336904      3420           XX                           50
                                                                              XX     35                  3370

HEWLETT PACKARD CO      COMMON STOCK  428236103    528122     11836           XX                        11336
                                                                              XX     35                   500
HONEYWELL
  INTERNATIONAL INC     COMMON STOCK  438516106    532184      9456           XX                         9456

ITT CORPORATION         COMMON STOCK  450911102    230104      3370           XX     35                  3370

INTEL CORPORATION       COMMON STOCK  458140100   3086329    130006           XX                       100791
                                                                              XX     35                 29215
INTL BUSINESS MACHINES  COMMON STOCK  459200101    392477      3729           XX                         2529
                                                                              XX     35                  1200

INVITROGEN CORP         COMMON STOCK  46185R100    539850      7320           XX                         5270
                                                                              XX     35                  2050

JOHNSON & JOHNSON       COMMON STOCK  478160104   4030626     65411           XX                        53886
                                                                              XX     35                 11525

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
AS OF JUNE 30, 2007                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                  ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------               -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                     INVESTMENT                 VOTING AUTHORITY
                                                           SHARES OR DISCRETION             --------------------------
                                       CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER        TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------        -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------

KIMBERLY CLARK CORP    COMMON STOCK  494368103    277326      4146           XX                        4146

KOSAN BIOSCIENCES INC  (RESTRICTED)  50064W107    313200     60000           XX     35                60000

ELI LILLY & CO.        COMMON STOCK  532457108    223520      4000           XX                        4000

LINCOLN NATL CORP IND  COMMON STOCK  534187109   1738062     24497           XX                       17420
                                                                             XX     35                 7077

MCDONALD'S CORP.       COMMON STOCK  580135101    401004      7900           XX                        7300
                                                                             XX     35                  600

MERCK & CO INC         COMMON STOCK  589331107   2595178     52112           XX                       33188
                                                                             XX     35                18924

MICROSOFT CORP         COMMON STOCK  594918104   1016214     34483           XX                       27383
                                                                             XX     35                 7100

MORGAN STANLEY         COMMON STOCK  617446448    226140      2696           XX                         636
                                                                             XX     35                 2060

NOKIA CORP ADR A       COMMON STOCK  654902204    843722     30015           XX                       21715
                                                                             XX     35                 8300

NOVARTIS AG ADR        COMMON STOCK  66987V109   1706490     30435           XX                       21135
                                                                             XX     35                 9300

ORACLE CORP            COMMON STOCK  68389X105    482383     24474           XX                       18074
                                                                             XX     35                 6400

PEPSICO INC            COMMON STOCK  713448108    985072     15190           XX                        8440
                                                                             XX     35                 6750

PFIZER INC             COMMON STOCK  717081103    771830     30185           XX                       28885
                                                                             XX     35                 1300

PORTLAND GENERAL       COMMON STOCK  736508847    510384     18600           XX                       11900

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
AS OF JUNE 30, 2007                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                  ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------               -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                     INVESTMENT                 VOTING AUTHORITY
                                                           SHARES OR DISCRETION             --------------------------
                                       CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER        TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------        -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
ELECTRIC CO                                                                  XX     35                 6700

PROCTER & GAMBLE CO    COMMON STOCK  742718109    3403265    55618           XX                       39273
                                                                             XX     35                16345

ROCKWELL AUTOMATION
  INC                  COMMON STOCK  773903109     503718     7254           XX                        7254

ROCKWELL COLLINS INC   COMMON STOCK  774341101     512423     7254           XX                        7254

S P D R TRUST          SERIES 1      78462F103     233167     1550           XX                          50
                                                                             XX     35                 1500
SAN JUAN BASIN
  ROYALTY TRUST        COMMON STOCK  798241105     669760    21055           XX                       17655
                                                                             XX     35                 3400

SCHLUMBERGER LTD       COMMON STOCK  806857108     222883     2624           XX                        2624

SIGMA ALDRICH CORP     COMMON STOCK  826552101     546176    12800           XX                       11600
                                                                             XX     35                 1200

SONOSITE INC           COMMON STOCK  83568G104     377443    12009           XX                        7944
                                                                             XX     35                 4065

STATE STREET CORP      COMMON STOCK  857477103    1015877    14852           XX                        6925
                                                                             XX     35                 7927

SUNCOR ENERGY INC      COMMON STOCK  867229106     206816     2300           XX                        1250
                                                                             XX     35                 1050

3COM CORP              COMMON STOCK  885535104      47702    11550           XX                        9350
                                                                             XX     35                 2200

3 M COMPANY            COMMON STOCK  88579Y101    3839763    44242           XX                       34722
                                                                             XX     35                 9520

UNION PACIFIC CORP     COMMON STOCK  907818108    1236711    10740           XX                        9044
                                                                             XX     35                 1696

V F CORP               COMMON STOCK  918204108     527501     5760           XX                        5760

VERISIGN INC           COMMON STOCK  92343E102     359342    11325           XX                        7695
                                                                             XX     35                 3630

WACHOVIA CORP 2ND NEW  COMMON STOCK  929903102     402313     7850           XX                        7850

WYETH                  COMMON STOCK  983024100     840031    14650           XX                        3150
                                                                             XX     35                11500

ZIMMER HOLDINGS INC    COMMON STOCK  98956P102     279288     3290           XX                        2390
                                                                             XX     35                  900
INGERSOLL RAND LTD
  CL A                 COMMON STOCK  G4776G101     306992     5600           XX                        5600

AGGREGATE TOTAL                                77,149,689